Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (599)	$ (77,274)	$ (77,915)	$ (122,178)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Stock based compensation	0	76,675	76,675	0
Imputed interest expense	599	599	799	0
Bad debt expense			0	121,679
Changes in operating assets and liabilities
Increase (Decrease) in Accounts Payable			411	60
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	0	0	0	(439)
Net Cash Provided by (Used in) Investing Activities
Net Cash Provided by (Used in) Investing Activities	0	0	0	0
Net Cash Provided by (Used in) Financing Activities
Net Cash Provided by (Used in) Financing Activities	0	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0	(439)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	0	0	0	439
Cash and Cash Equivalents, at Carrying Value, Ending Balance	0	0	0	0
Supplemental Cash Flow Information
Interest Paid	0	0	0	0
Income Taxes Paid, Net	0	0	0	0
Noncash Investing and Financing Items
Stock Issued	$ 0	$ 506,963	$ 506,963	$ 0